Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
C000020473_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Maryland Municipal Income Fund
C000020473_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000020473_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,033
C000020473_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,017
C000020473_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,866
C000020473_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000020473_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,474
C000020473_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,424
C000020473_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,584
C000020473_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,243
C000020473_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,315
C000020473_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,731
C000020473_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index
C000020473_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020473_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,092
C000020473_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,076
C000020473_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,934
C000020473_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,350
C000020473_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,611
C000020473_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,631
C000020473_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,730
C000020473_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,323
C000020473_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,386
C000020473_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,795
C000020473_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000020473_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020473_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,088
C000020473_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,138
C000020473_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,022
C000020473_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,378
C000020473_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,765
C000020473_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,749
C000020473_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,932
C000020473_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,598
C000020473_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,607
C000020473_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,085
C000020471_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Arizona Municipal Income Fund
C000020471_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020471_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,043
C000020471_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,037
C000020471_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,897
C000020471_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,151
C000020471_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,516
C000020471_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,472
C000020471_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,630
C000020471_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,351
C000020471_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,343
C000020471_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,782
C000020471_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index
C000020471_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020471_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,123
C000020471_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,135
C000020471_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,018
C000020471_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,376
C000020471_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,721
C000020471_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,728
C000020471_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,847
C000020471_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,496
C000020471_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,569
C000020471_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,986
C000020471_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000020471_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020471_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,088
C000020471_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,138
C000020471_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,022
C000020471_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,378
C000020471_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,765
C000020471_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,749
C000020471_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,932
C000020471_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,598
C000020471_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,607
C000020471_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,085